Share-based payments (Details) - $ / shares	1 Months Ended	8 Months Ended
	May 31, 2022	Dec. 31, 2022	May 09, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance		917,172	687,235
Granted		489,937
Vested		(140,000)
Forfeited		(120,000)
Ending balance		917,172	687,235
Convertible		0
Weighted Average Grant Price
Beginning balance			$ 14.08
Granted		$ 13.62
Vested		11.32
Forfeited		$ 11.32
Outstanding	2 years 10 months 2 days
Granted	3 years 2 months 15 days
Vested		0 years
Forfeited		0 years